SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of share option activity

The following table sets forth the share option activities for the fiscal years ended March 31, 2021, 2022 and 2023:

	Number of shares	Weighted-average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value	Weighted average fair value of options
		US$	YEARS	US$’000	US$

Outstanding as of March 31, 2020	32,330,838	1.79	6.81	25,530.99	1.58

Granted	6,700,665	0.01	—	—	0.39
Forfeited	(9,794,727)	1.17	—	—	2.13
Exercised	(3,482,103)	0.08	—	—	0.59

Outstanding as of March 31, 2021	25,754,673	1.79	6.18	3,974.57	1.20

Granted	1,266,357	0.01	—	—	0.57
Forfeited	(1,681,323)	1.34	—	—	2.58
Exercised	(6,826,300)	0.36	—	—	0.67

Outstanding as of March 31, 2022	18,513,407	0.75	6.01	2,405.17	1.23

Granted	10,429,567	0.00	—	—	0.13
Forfeited	(1,353,071)	0.81	—	—	0.33
Exercised	(933,285)	0.01	—	—	0.34

Outstanding as of March 31, 2023	26,656,618	0.48	6.83	9,585.96	0.88
Vested and expected to vest as of March 31, 2023	26,656,618	0.48	6.83	9,585.96	0.88
Exercisable as of March 31, 2023	26,326,469	0.45	6.83	9,435.95	0.82

*Less than 0.01

Schedule of options granted to Grantees were measured at fair value on the dates of grant

Options granted to Grantees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

	For the fiscal year ended March 31,
	2021	2022	2023

Expected volatility	48%~61%	34%~68%	36%~57%
Risk-free interest rate (per annum)	0%~1.4%	0%~2.4%	0%~4.9%
Exercise multiple	2.8/2.2	2.8/2.2	2.8/2.2
Expected dividend yield	0%	0%	0%
Contractual term (in years)	10	10	10

Summary of restricted share activity

	Number of shares	Weighted average grant date fair value
		US$

Unvested as of March 31, 2020	33,334	2.26

Granted	275,850	0.45
Vested	(309,184)	0.65

Unvested as of March 31, 2021	—	—

Granted	606,570	0.42
Vested	(606,570)	0.42

Unvested as of March 31, 2022	—	—

Granted	2,844,235	0.13
Vested	(2,844,235)	0.13

Unvested as of March 31, 2023	—	—

Summary of Share-Based Compensation Expenses by Function

The following table sets forth the amounts of share-based compensation expense included in each of the relevant financial statement line items:

	For the fiscal year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB

General and administrative expenses	(24,091)	26,534	44,088
Research and development expenses	(2,216)	—	1,709
Sales and marketing expenses	5,036	—	1,516
Cost of revenues	2,149	—	—
Total	(19,122)	26,534	47,313